BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2021
Statement Line Items [Line Items]
Repayment of exchangeable notes	$ 12,042,000
Reduction Of Gross Debt		$ 19,000,000
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Estimated useful lives of intangible assets (In years)		15 years